INVESTMENTS IN MARKETABLE DEBT SECURITIES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN MARKETABLE DEBT SECURITIES
INVESTMENTS IN MARKETABLE DEBT SECURITIES

4.INVESTMENTS IN MARKETABLE DEBT SECURITIES

Investments in marketable debt securities are recorded as short-term investments and long-term investments on the consolidated balance sheets. The following is a summary of the Group’s investments in marketable debt securities as of December 31, 2024 and 2025:

	As of December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
Asset backed securities	6,400	4	—	6,404
Commercial paper	7,592	1	—	7,593
Corporate bonds	87,591	—	(163)	87,428
Treasury bill	5,925	3	—	5,928
U.S. treasury securities	8,039	—	(44)	7,995
Yankee bonds	5,601	—	(12)	5,589
Wealth management products	87,603	344	—	87,947
Total	208,751	352	(219)	208,884

	As of December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
Asset backed securities	55,050	64	—	55,114
Corporate bonds	213,104	283	—	213,387
Treasury bill	33,759	18	—	33,777
U.S. treasury securities	34,209	85	—	34,294
Yankee bonds	7,000	6	—	7,006
Wealth management products	52,679	—	(129)	52,550
Sovereign government security	2,435	27	—	2,462
Total	398,236	483	(129)	398,590